Equity Method Investment (Details) - USD ($)	3 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jun. 27, 2023
HKGF Market of Arcadia, LLC [Member]
Equity Method Investment (Details) [Line Items]
Invested amount			$ 1,440,000
Partnership interest			40.00%
Investment Loss	$ 28,456
HKGF Arcadia [Member]
Equity Method Investment (Details) [Line Items]
Invested amount	1,411,544
JC Business Guys, Inc. [Member]
Equity Method Investment (Details) [Line Items]
Accounts Receivable, after Allowance for Credit Loss	$ 149,989
Percentage of ownership	60.00%
sales	$ 0	$ 85,387